Borrowings and long-term debt	12 Months Ended
Dec. 31, 2011
Borrowings and long-term debt
14.	Borrowings and long-term debt

Borrowings consist of long-term and syndicated loans obtained from international banks. Debt instruments consist of Euro-Notes and another issuance in Latin America. The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2011	2010

Borrowings:
At fixed interest rates with due dates from June 2012 to September 2013	15,696	26,892
At floating interest rates with due dates from March 2012 to September 2014	1,426,237	1,004,421
Total borrowings	1,441,933	1,031,313

Debt:
At fixed interest rates with due dates in November 2014	45,615	43,827
Total debt	45,615	43,827

Total borrowings and long-term debt outstanding	1,487,548	1,075,140

Average outstanding balance during the year	1,391,440	1,240,750

Maximum outstanding balance at any month-end	1,548,404	1,400,307

Range of fixed interest rates on borrowings and debt in U.S. dollars	1.50%	2.53% to 3.10%

Range of floating interest rates on borrowings and debt in U.S. dollars	0.62% to 2.30%	0.53% to 2.52%

Range of fixed interest rates on borrowings in Mexican pesos	7.50% to 9.90%	7.50% to 9.90%

Range of floating interest rates on borrowings in Mexican pesos	5.66% to 6.30%	5.76% to 5.80%

Fixed interest rate on debt in Peruvian soles	6.50%	6.50%

Weighted average interest rate at the end of the year	2.16%	2.10%

Weighted average interest rate during the year	1.94%	2.07%

The Bank's funding activities include a Euro-Note program, which may be used to issue notes for up to $2.3 billion, with maturities from 90 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies.

The notes are generally sold in bearer or registered form through one or more authorized financial institutions.

Some borrowing agreements include various events of default and covenants related to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2011, the Bank was in compliance with all covenants.

The future remaining maturities of long-term debt and borrowings outstanding as of December 31, 2011, are as follows:

(In thousands of US$)
Due in:	Outstanding
2012	418,228
2013	376,298
2014	693,022
1,487,548